Shareholder Report, Average Annual Return (Details) 190128_Opus Small Cap Value ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	93 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Opus Small Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opus Small Cap Value ETF NAV
Average Annual Return, Percent	21.81%	5.89%	8.16%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	13.14%	14.69%
S&P SmallCap 600 Value TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value TR
Average Annual Return, Percent	43.28%	6.67%	7.71%